Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Impaired Intangible Assets [Abstract]
Copyrights of online education academy courses	$ 23,800,000	$ 16,600,000
Less: Accumulated amortization	(6,793,917)	(2,633,917)
Intangible assets, net	$ 17,006,083	$ 13,966,083